SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENTED INFORMATION
Schedule of company's revenues, production costs, Corporate and other assets, specific income and expense by segment

	Year Ended December 31, 2025
	Revenues from		Exploration and		Segment
	Mining	Production	Corporate	Impairment	Income
	Operations	Costs	Development	Reversal	(Loss)
LaRonde	$1,303,218	$(360,025)	$—	$—	$943,193
Canadian Malartic	2,078,291	(488,160)	—	—	1,590,131
Goldex	460,907	(148,952)	—	—	311,955
Meliadine	1,328,761	(402,385)	—	—	926,376
Meadowbank	1,700,214	(552,470)	—	—	1,147,744
Kittila	748,635	(236,238)	—	—	512,397
Detour Lake	2,360,769	(565,439)	—	—	1,795,330
Macassa	1,021,752	(221,718)	—	229,000	1,029,034
Fosterville	537,795	(146,382)	—	—	391,413
Pinos Altos	323,322	(205,808)	—	—	117,514
Corporate and other(i)	44,187	(13,107)	—	—	31,080
Exploration	—	—	(206,684)	—	(206,684)
Segment totals	$11,907,851	$(3,340,684)	$(206,684)	$229,000	$8,589,483
Total segments income					$8,589,483
Corporate and other:
Amortization of property, plant and mine development					(1,645,297)
General and administrative					(235,947)
Finance costs					(91,145)
Gain on derivative financial instruments					223,960
Foreign currency translation gain					25,654
Care and maintenance					(69,802)
Other income and expenses					(92,995)
Income before income and mining taxes					$6,703,911

Note:

(i) Relates to revenues and production costs from non-operating minesites.

	Year Ended December 31, 2024
	Revenues from		Exploration and	Segment
	Mining	Production	Corporate	Income
	Operations	Costs	Development	(Loss)
LaRonde	$770,314	$(319,495)	$—	$450,819
Canadian Malartic	1,492,313	(532,037)	—	960,276
Goldex	321,346	(129,977)	—	191,369
Meliadine	890,243	(350,280)	—	539,963
Meadowbank	1,178,132	(463,464)	—	714,668
Kittila	523,550	(227,334)	—	296,216
Detour Lake	1,582,974	(497,079)	—	1,085,895
Macassa	670,568	(201,371)	—	469,197
Fosterville	545,152	(147,045)	—	398,107
Pinos Altos	245,997	(168,231)	—	77,766
La India	65,164	(49,767)	—	15,397
Exploration	—	—	(219,610)	(219,610)
Segment totals	$8,285,753	$(3,086,080)	$(219,610)	$4,980,063
Total segments income				$4,980,063
Corporate and other:
Amortization of property, plant and mine development				(1,514,076)
General and administrative				(207,450)
Finance costs				(126,738)
Loss on derivative financial instruments				(155,819)
Foreign currency translation loss				(9,383)
Care and maintenance				(60,574)
Other income and expenses				(84,468)
Income before income and mining taxes				$2,821,555

	Total Assets as at
	December 31,	December 31,
	2025	2024
LaRonde	$1,265,895	$1,231,210
Canadian Malartic	7,025,277	6,833,320
Goldex	468,050	457,204
Meliadine	2,276,714	2,344,399
Meadowbank	1,567,865	1,343,936
Kittila	1,545,658	1,559,735
Detour Lake	10,201,708	9,730,258
Macassa	1,896,086	1,774,106
Fosterville	1,236,700	1,044,241
Pinos Altos	436,744	392,480
La India	85,100	94,806
Exploration	1,968,494	1,418,441
Corporate and other	4,497,000	1,762,882
Total assets	$34,471,291	$29,987,018

Schedule of company's revenues from mining operations and non-current assets by geographic area

	Year Ended December 31,
	2025	2024
Canada	$10,287,227	$6,905,890
Australia	537,795	545,152
Finland	748,635	523,550
Mexico	334,194	311,161
Total revenues from mining operations	$11,907,851	$8,285,753

Note:

(i) Based on the location of the mine from which the product originated.

	As at December 31,	As at December 31,
	2025	2024
Canada	$26,090,979	$23,803,520
Australia	1,208,835	1,176,213
Finland	1,386,369	1,431,114
Mexico	768,822	747,392
Sweden	13,812	13,812
United States	8,532	9,686
Total non-current assets	$29,477,349	$27,181,737

Schedule of carrying amount of goodwill by segment

		Canadian
	Detour	Malartic	Exploration	Total
Total goodwill	$1,215,444	$2,882,228	$60,000	$4,157,672

Schedule of capital expenditures by segment

	Year Ended December 31,
	2025	2024
LaRonde	$182,465	$176,206
Canadian Malartic	470,137	320,103
Goldex	70,284	69,884
Meliadine	166,346	173,770
Meadowbank	152,134	96,137
Kittila	79,530	79,259
Detour Lake	578,057	502,756
Macassa	195,104	170,783
Fosterville	128,776	90,041
Pinos Altos	44,961	31,836
Exploration	316,218	103,180
Corporate and other	34,188	3,994
Total capital expenditures	$2,418,200	$1,817,949